Net Periodic Pension Cost of Defined Benefits Plan (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefit earned during the year	$ 16,402	¥ 1,345,000	¥ 1,342,000	¥ 1,282,000
Interest cost on projected benefit obligation	10,159	833,000	864,000	902,000
Expected return on plan assets	(11,756)	(964,000)	(883,000)	(1,114,000)
Amortization of prior service cost	(2,695)	(221,000)	(208,000)	(208,000)
Recognized actuarial loss	5,378	441,000	291,000	180,000
Net periodic pension costs	$ 17,488	¥ 1,434,000	¥ 1,406,000	¥ 1,042,000